Shareholder Report, Line Graph (Details) 1014018_Franklin U.S. Mid Cap Multifactor Index ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 26, 2017	Mar. 31, 2026
Franklin U.S. Mid Cap Multifactor Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin U.S. Mid Cap Multifactor Index ETF (NAV)
Accumulated Value	$ 23,072	$ 22,978	$ 18,376	$ 18,784	$ 16,894	$ 10,196	$ 12,211	$ 11,009	$ 10,000	$ 24,300
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value	25,662	23,934	18,512	20,249	18,092	11,131	12,249	11,262	10,000	$ 30,303
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap Index
Accumulated Value	20,586	20,065	16,400	17,979	16,816	9,684	11,854	11,134	10,000	$ 23,875
LibertyQ U.S. Mid Cap Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										LibertyQ U.S. Mid Cap Equity Index
Accumulated Value	$ 23,716	$ 23,554	$ 18,777	$ 19,148	$ 17,176	$ 10,334	$ 12,348	$ 11,099	$ 10,000	$ 25,055